Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Common Shares [Member]	Accumulated Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2018	$ 298,898	$ 9,364	$ 266,901	$ 41,320	$ (17,235)	$ (1,452)
Beginning balance, shares at Dec. 31, 2018		10,120	15,603,499
Net income	33,878			33,878
Other comprehensive income (loss)	8,326					8,326
Conversion of Series B preferred shares to common shares	(404)	$ (9,364)	$ 8,990	(30)
Conversion of Series B preferred shares to common shares, shares		(10,120)	1,242,683
Stock-based compensation	531		$ 531
Stock-based compensation, shares			29,560
Common share dividends	(6,547)			(6,547)
Preferred share dividends ($65.00 per share)	(647)			(647)
Repurchase of common stock	(3,909)				(3,909)
Repurchase of common stock, shares			(188,200)
Ending balance at Dec. 31, 2019	330,126		$ 276,422	67,974	(21,144)	6,874
Ending balance, shares at Dec. 31, 2019			16,687,542
Net income	32,192			32,192
Other comprehensive income (loss)	7,745					7,745
Stock-based compensation	617		$ 617
Stock-based compensation, shares			41,245
Common share dividends	(7,118)			(7,118)
Repurchase of common stock	(13,454)				(13,454)
Repurchase of common stock, shares			(830,755)
Ending balance at Dec. 31, 2020	350,108		$ 277,039	93,048	(34,598)	14,619
Ending balance, shares at Dec. 31, 2020			15,898,032
Net income	40,546			40,546
Other comprehensive income (loss)	(5,799)					(5,799)
Stock-based compensation	702		$ 702
Stock-based compensation, shares			44,633
Common share dividends	(8,036)			(8,036)
Repurchase of common stock	(22,309)				(22,309)
Repurchase of common stock, shares			(988,465)
Ending balance at Dec. 31, 2021	$ 355,212		$ 277,741	$ 125,558	$ (56,907)	$ 8,820
Ending balance, shares at Dec. 31, 2021			14,954,200